Annual Total Returns - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund	Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	11.66%
Annual Return 2015	(1.43%)
Annual Return 2016	13.63%
Annual Return 2017	17.77%
Annual Return 2018	(7.23%)
Annual Return 2019	31.14%
Annual Return 2020	12.96%
Annual Return 2021	26.24%
Annual Return 2022	(8.98%)
Annual Return 2023	26.51%